Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Stock options	$ 394	$ 280
Transaction Costs	397	393
Research & Development	1,682	671
Accruals	27	141
Net operating loss carryforward	6,519	2,970
Valuation allowance	(9,019)	(4,455)
Net deferred income tax asset
Total deferred tax liabilities
Net deferred income tax liability